Document and Entity Information	Nov. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Nov. 13, 2018
Document Effective Date	Nov. 13, 2018
Prospectus Date	Sep. 13, 2017
Nationwide Risk-Based U.S. Equity ETF | Nationwide Risk-Based U.S. Equity ETF
Prospectus:
Trading Symbol	RBUS
Nationwide Risk-Based International Equity ETF | Nationwide Risk-Based International Equity ETF
Prospectus:
Trading Symbol	RBIN